UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21466

HYPERION COLLATERALIZED SECURITIES FUND, INC. (Exact name of registrant as specified in charter)

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR NEW YORK, NEW YORK 10281-1010 (Address of principal executive offices) (Zip code)

CLIFFORD E. LAI, PRESIDENT
HYPERION COLLATERALIZED SECURITIES FUND, INC.
THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1 (800) Hyperion

Date of fiscal year end: July 31

Date of reporting period: January 31, 2007

Item 1. Reports to Shareholders.

Hyperion
Collateralized
Securities Fund,
Inc.

Semi-Annual Report

January 31, 2007

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio Composition – (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by assets category as of January 31, 2007.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio Of Investments As Of January 31, 2007*

* As a percentage of total investments.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2007
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES – 74.1%
Ace Securities Corp.
Series 2006-NC3, Class M1(a)	5.56	†%	12/25/36	$7,000		$6,999,958
Series 2005-WF1, Class M7(a)	6.48	†	05/25/35	4,550		4,545,354

						11,545,312

Aerco Ltd.
Series 2A, Class A3*	5.78	†	07/15/25	28,239		24,285,503
Aircraft Finance Trust
Series 1999-1A, Class A1*(a)	5.80	†	05/15/24	16,250		11,375,000
Series 1999-1A, Class A2*	5.82	†	05/15/24	10,818		10,277,140

						21,652,140

Airplanes Pass Through Trust
Series 1R, Class A8	5.70	†	03/15/19	29,627		28,737,734
Ameriquest Finance NIM Trust
Series 2002-N4A, Class Note*	10.33		09/25/32	290		58,056
Apidos CDO
Series 2005-2A, Class B*	6.18	†	12/21/18	10,000		10,037,500
Asset Backed Funding Certificates
Series 2004-FF1, Class M4(a)	7.82	†	07/25/33	3,000		3,020,271
Series 2005-WF1, Class M10(a)	8.60	†	01/25/35	2,934		2,776,999
Series 2004-FF1, Class M6(a)	8.82	†	12/25/32	2,200		2,155,512
Series 2004-FF1, Class M7(a)	8.82	†	07/25/32	3,000		2,915,193

						10,867,975

Asset Backed Securities Corp Home Equity
Series 2007-HE1, Class M1(a)	5.54	†	12/25/36	5,000	@	5,000,000
Aviation Capital Group Trust
Series 2000-1A, Class A1*	5.80	†	11/15/25	8,498		7,266,052
Bayview Commercial Asset Trust
Series 2006-4A, Class B2*(a)	6.57	†	12/25/36	1,705		1,705,306
Series 2006-4A, Class B3*(a)	7.77	†	12/25/36	3,253		3,238,938
Series 2006-2A, Class B3*(a)	8.05	†	07/25/36	2,677		2,691,684
Series 2006-1A, Class B3*(a)	8.27	†	04/25/36	3,410		3,482,579
Series 2005-3A, Class B3*(a)	8.32	†	11/25/35	5,543		5,636,465
Series 2004-3, Class B2*(a)	8.70	†	01/25/35	2,478		2,584,821
Series 2005-1A, Class B3*(a)	9.85	†	04/25/35	4,956		5,092,564

						24,432,357

Bayview Financial Acquisition Trust
Series 2006-A, Class M1(a)	5.77	†	02/28/41	3,000		3,019,218
Series 2006-A, Class M2(a)	5.81	†	02/28/41	5,000		5,029,995
Series 2005-C, Class B1(a)	6.55	†	06/28/44	1,537		1,548,475
Series 2005-C, Class B2(a)	6.70	†	06/28/44	1,230		1,243,844
Series 2006-A, Class B1(a)	6.87	†	02/28/41	4,798		4,692,151
Series 2005-C, Class B3(a)	7.15	†	06/28/44	3,037		3,063,519
Series 2006-A, Class B2(a)	7.67	†	02/28/41	5,459		5,303,113

						23,900,315

Centex Home Equity
Series 2005-B, Class M1(a)	5.75	†	03/25/35	6,000	@	6,024,810
Conseco Financial Securitizations Co.
Series 2002-1, Class M1A	7.38	†	12/01/33	16,500		16,500,000

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2007
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2006-22, Class M1(a)	5.55	†%	12/25/36	$15,200	$15,176,516
Series 2006-23, Class M1(a)	5.60	†	11/25/37	16,592	16,576,470
Series 2006-17, Class M7(a)	6.14	†	10/25/36	3,500	3,474,786

					35,227,772

Fieldstone Mortgage Investment Corp.
Series 2005-1, Class M1(a)	5.81	†	03/25/35	5,000	5,015,285
Series 2005-1, Class M8(a)	6.70	†	03/25/35	2,800	2,793,930

					7,809,215

First Franklin Mortgage Loan Asset Backed Certification Trust
Series 2005-FF3, Class M1(a)	5.75	†	04/25/35	15,000	15,053,955
Series 2006-FFH1, Class M7(a)	6.60	†	01/25/36	2,500	2,517,150
Series 2005-FFH3, Class M7(a)	6.85	†	09/25/35	6,450	6,508,566
Series 2004-FF5, Class M7(a)	7.85	†	08/25/34	5,000	5,077,095
Series 2004-FF11, Class M8(a)	7.85	†	01/25/35	7,805	7,945,607
Series 2004-FF5, Class M9(a)	8.35	†	08/25/34	2,750	2,705,233
Series 2005-FF4, Class M9(a)	8.35	†	05/25/35	4,000	3,471,172
Series 2004-FF11, Class M9(a)	8.45	†	01/25/35	8,555	8,261,452
Series 2004-FF3, Class B2(a)	8.53	†	05/25/34	5,000	5,011,500
Series 2004-FF6, Class B3(a)	8.85	†	07/25/34	2,500	2,536,825

					59,088,555

Fremont Home Loan Trust
Series 2005-1, Class B2(a)	6.92	†	06/25/35	3,000	2,456,259
Series 2005-1, Class B3(a)	6.92	†	06/25/35	2,000	1,000,000

					3,456,259

Green Tree Financial Corp.
Series 1998-8, Class M2	7.08		09/01/30	9,000	1,845,000
Series 1997-3, Class M1	7.53		03/15/28	4,000	2,980,000

					4,825,000

HSI Asset Securitization Corp.
Series 2006-OPT2, Class M6(a)	5.96	†	01/25/36	1,666	1,672,272
JP Morgan Mortgage Acquisition Corp.
Series 2006-CH2, Class MV1(a)	5.56	†	10/25/36	10,000	9,987,370
Lehman ABS Manufactured Housing Contract
Series 2002-A, Class A(a)	5.77	†	06/15/33	8,016	8,013,119
Series 2002-A, Class M1	6.57	†	06/15/33	3,632	3,664,981

					11,678,100

Lehman Brothers Small Balance Commercial
Series 2005-1A, Class M1*	5.67	†	02/25/30	2,343	2,362,093
Series 2005-1A, Class B*	6.27	†	02/25/30	1,443	1,438,320

					3,800,413

Morgan Stanley Home Equity Loans
Series 2005-1, Class M2(a)	5.82	†	12/25/34	5,000	5,026,035
Option One Mortgage Loan Trust
Series 2006-1, Class M10*(a)	7.85	†	01/25/36	900	799,660
Series 2005-1, Class M9(a)	8.35	†	02/25/35	3,000	2,891,511
Series 2005-1, Class M8(a)	8.60	†	02/25/35	2,000	1,956,918

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2007
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Series 2005-2, Class M8(a)	8.60	†%	05/25/35	$6,000		$6,008,766
Series 2004-1, Class M7*(a)	8.85	†	01/25/34	1,762		1,409,829

						13,066,684

Park Place Securities Inc
Series 2005-WHQ2, Class M10(a)	7.85	†	05/25/35	4,750		4,255,895
People’s Financial Realty Mortgage Securities Trust
Series 2006-1, Class B2(a)	7.25	†	07/25/36	4,795		4,790,492
Porter Square CDO
Series 1A, Class C*	9.17	†	08/15/38	2,000		2,042,500
Quest Mortgage Securities Trust
Series 2005-X1, Class M7*(a)	7.65	†	03/25/35	5,130		4,996,523
Quest Trust
Series 2006-X2, Class M3*(a)	6.02	†	09/25/36	3,360		3,267,600
Series 2006-X2, Class M4*(a)	6.22	†	08/25/36	4,421		4,288,370
Series 2006-X2, Class M5*(a)	6.27	†	08/25/36	3,714		3,584,010
Series 2006-X2, Class M6*(a)	6.32	†	08/25/36	2,360		2,271,500
Series 2005-X2, Class M1*(a)	6.85	†	12/25/35	5,761		5,777,932

						19,189,412

Renaissance Home Equity Loan Trust
Series 2006-3, Class AF1(a)	5.92		11/25/36	10,708	@	10,682,489
Residential Asset Mortgage Products, Inc.
Series 2006-RZ1, Class M6(a)	6.05	†	03/25/36	4,250		4,279,950
Sail Net Interest Margin Notes
Series 2004-BNCA, Class B*	6.75		09/27/34	716		250,473
Series 2004-BN2A, Class B*	7.00		12/27/34	323		80,858

						331,331

Securitized Asset Backed Receivables Trust
Series 2005-OP1, Class M1(a)	5.76	†	01/25/35	10,214		10,261,107
Series 2005-FR1, Class M1(a)	5.80	†	12/25/34	7,500		7,535,085

						17,796,192

Soundview Home Equity Loan Trust
Series 2006-WF2, Class M1(a)	5.57	†	12/25/36	5,000		5,000,000
Series 2005-DO1, Class M1(a)	5.77	†	06/25/35	3,500		3,511,928
Series 2005-OPT1, Class M7(a)	6.35	†	06/25/35	3,250		3,240,646
Series 2006-OPT2, Class M6(a)	6.35	†	05/25/36	10,000		10,021,560
Series 2006-OPT3, Class M6(a)	6.35	†	06/25/36	6,000		6,005,700
Series 2006-OPT1, Class M6(a)	6.45	†	03/25/36	3,000		2,987,034
Series 2005-OPT1, Class M8(a)	7.10	†	06/25/35	7,500		7,499,925
Series 2006-OPT3, Class M8(a)	7.35	†	06/25/36	11,000		10,877,867
Series 2005-4, Class M10*(a)	7.85	†	03/25/36	1,500		1,343,606
Series 2005-A, Class M11*(a)	8.35	†	04/25/35	3,725		3,178,610
Series 2005-OPT1, Class M9(a)	8.60	†	06/25/35	2,500		2,492,995
Series 2005-DO1, Class M10(a)	8.60	†	05/25/35	1,100		1,020,294
Series 2005-DO1, Class M11(a)	8.60	†	05/25/35	3,078		2,654,258

						59,834,423

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2007
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust
Series 2005-9, Class M7(a)	6.60	†%	11/25/35	$7,464		$7,446,893
Series 2004-8, Class B1(a)	7.82	†	09/25/34	4,803		4,730,955

						12,177,848

Structured Asset Securities Corp.
Series 2005-S4, Class A(b)	4.50/4.	50	08/25/35	4,378		4,245,708
Series 2005-WF1, Class M2(a)	5.82	†	02/25/35	6,100		6,122,369
Series 2006-WF1, Class M7(a)	6.30	†	02/25/36	3,438		3,419,136
Series 2004-GEL3, Class M1(a)	6.37	†	08/25/34	8,534	@	8,599,942
Series 2002-HF1, Class B*	9.50	†	01/25/33	2,160		1,327,490

						23,714,645

UCFC Home Equity Loan
Series 1998-D, Class BF1	8.97		04/15/30	37		36,754
Vanderbilt Mortgage Finance
Series 1998-A, Class 2B2(a)	6.32	†	08/07/13	1,237		1,236,294
Series 1998-D, Class 2B2(a)	8.07	†	07/07/15	2,644		2,643,985

						3,880,279

Wells Fargo Home Equity Trust
Series 2005-2, Class M8(a)	6.53	†	10/25/35	2,576		2,562,334
Series 2005-2, Class M10(a)	7.85	†	10/25/35	8,737		8,249,668

						10,812,002

Total Asset-Backed Securities
(Cost – $521,068,904)						524,766,164

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 31.6%
Subordinated Collateralized Mortgage Obligations – 31.6%
Bella Vista Mortgage Trust
Series 2005-1, Class B1(a)	5.82	†	01/22/45	7,269	@	7,302,673
Countrywide Home Loans
Series 2004-29, Class 1A2(a)	5.80	†	02/25/35	1,350		1,355,488
Series 2004-29, Class 1B1(a)	6.20	†	02/25/35	3,185		3,197,197
Series 2005-7, Class IB2(a)	6.85	†	03/25/35	765		765,580
Series 2005-9, Class B1(a)	7.30	†	05/25/35	2,994		2,936,267

						8,254,532

G3 Mortgage Reinsurance Ltd.
Series 1, Class E*	25.32	†	05/25/08	2,078		2,213,034
Harborview Mortgage Loan Trust
Series 2005-9, Class 2X*	1.39		06/20/35	584,242		10,863,256
Series 2005-2, Class B1(a)	5.79	†	05/19/35	9,970	@	9,991,125
Series 2005-1, Class B1(a)	5.82	†	03/19/35	9,886	@	9,964,159
Series 2004-11, Class B2(a)	6.47	†	01/19/35	14,461		14,574,873
Series 2004-8, Class B4(a)	6.57	†	11/19/34	2,593		2,361,301
Series 2004-10, Class B4(a)	6.82	†	01/19/35	1,662		1,551,111
Series 2005-1, Class B4*(a)	7.07	†	03/19/35	8,675		7,943,981
Series 2005-2, Class B4*(a)	7.07	†	05/19/35	1,358		1,224,298

						58,474,104

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2007
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
JP Morgan Mortgage Trust
Series 2006-A7, Class B4*	5.93%		01/25/37	$1,000		$897,147
Series 2006-A7, Class B5*	5.93		01/25/37	1,302		983,355
Series 2006-A7, Class B6*	5.93		01/25/37	1,306		483,669

						2,364,171

Merrill Lynch Mortgage Investors Trust
Series 2006-AF2, Class BF2*	6.25		10/25/36	568		365,351
Series 2006-AF2, Class BF3*	6.25		10/25/36	461		159,146

						524,497

RESI Finance LP
Series 2005-C, Class B4*	5.97	†	09/10/37	5,511		5,538,222
Series 2004-B, Class B3*	6.22	†	02/10/36	6,012		6,084,549
Series 2005-D, Class B6*	7.57	†	12/15/37	2,047		2,052,052

						13,674,823

Residential Funding Mortgage Security I
Series 2006-S1, B2	5.75		01/25/36	546		372,997
Series 2006-S1, Class B1	5.75		01/25/36	711		619,073
Series 2006-S1, Class B3	5.75		01/25/36	381		121,960

						1,114,030

Resix Financial Ltd. Credit-Linked Note
Series 2005-B, Class B7*	8.42	†	06/10/37	5,718		5,717,639
Series 2005-C, Class B7*	8.42	†	09/10/37	4,907		4,907,096
Series 2006-1, Class B7*	8.57	†	12/25/37	880		880,313
Series 2004-C, Class B7*	8.82	†	09/10/36	3,770		3,769,634
Series 2005-C, Class B8*	9.07	†	09/10/37	3,435		3,434,967
Series 2005-B, Class B8*	9.22	†	06/10/37	1,708		1,707,539
Series 2004-B, Class B7*	9.32	†	02/10/36	1,709		1,717,473
Series 2006-C, Class B9*	9.47	†	07/15/38	2,998		2,997,847
Series 2004-A, Class B7*	9.57	†	02/10/36	1,649		1,674,819
Series 2005-D, Class B7*	9.57	†	12/15/37	2,626		2,672,422
Series 2007-A, Class B10*	10.02	†	03/15/37	3,000		3,000,000
Series 2006-1, Class B9*	10.32	†	12/25/37	837		836,519
Series 2003-D, Class B7*	11.07	†	12/10/35	4,523		4,703,966
Series 2005-D, Class B8*	11.07	†	12/15/37	2,447		2,487,084
Series 2003-C, Class B7*	11.32	†	09/10/35	4,753		4,955,337
Series 2003-CB1, Class B7*	11.32	†	06/10/35	2,830		2,939,878
Series 2006-1, Class B10*	12.57	†	12/25/37	418		418,259
Series 2006-C, Class B11*	12.57	†	07/15/38	2,498		2,498,206
Series 2007-A, Class B12*	13.32	†	03/15/37	1,500	@	1,500,000
Series 2006-C, Class B12*	14.57	†	07/15/38	3,659		3,686,818

						56,505,816

Sequoia Mortgage Trust
Series 2005-3, Class B1(a)	5.69	†	05/20/35	5,313		5,323,624
Series 2004-10, Class B1(a)	5.82	†	11/20/34	3,186		3,197,241
Series 2004-3, Class M1(a)	5.82	†	05/20/34	9,800		9,793,777

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2007
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Series 2004-9, Class B1(a)	5.83	†%	10/20/34	$5,600	@	$5,619,501
Series 2004-3, Class M2(a)	6.22	†	05/20/34	2,000		2,000,058

						25,934,201

Specialty Underwriting & Residential Finance
Series 2006-BC5, Class M1(a)	5.59	†	11/25/37	10,032		10,025,389
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3	5.55	†	05/25/35	1,715		1,716,527
Series 2005-7, Class B42	6.62	†	03/25/35	978		974,603
Series 2005-7, Class B52	6.62	†	03/25/35	698		666,143

						3,357,273

Washington Mutual
Series 2005-AR1, Class B2(a)	6.30	†	01/25/45	4,840		4,884,946
Series 2005-AR2, Class B10(a)	6.55	†	01/25/45	8,834		7,989,342

						12,874,288

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR6, Class V A1	5.13		03/25/36	9,461		9,280,777
Series 2006-AR13, Class B1	5.76		09/25/36	6,872		6,820,356
Series 2006-AR13, Class B5*	5.76		09/25/36	1,160		891,620
Series 2006-AR13, Class B6*	5.76		09/25/36	1,510		562,842
Series 2006-14, Class B4*	6.00		11/25/36	1,672		1,431,180
Series 2006-15, Class B5*	6.00		11/25/36	2,396		1,589,775
Series 2006-15, Class B6*	6.00		11/25/36	2,555		1,015,699

						21,592,249

Total Subordinated Collateralized Mortgage Obligations
(Cost – $222,946,147)						224,211,080

Total Non-Agency Residential Mortgage Backed Securities
(Cost – $222,946,147)						224,211,080

			Notional
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

INTEREST ONLY SECURITIES – 2.4%
Countrywide Alternative Loan Trust
Series 2005-56, Class 1X	1.16	11/25/35	199,028	6,250,733
Residential Accredit Loans, Inc.
Series 2006-Q01, Class X3	1.03	02/25/46	186,336	10,597,850

Total Interest Only Securities
(Cost – $18,489,352)				16,848,583

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2007
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

SHORT TERM INVESTMENTS – 0.9%
Federal Home Loan Discount Notes(c)
(Cost – $6,500,000)	5.00%	02/01/07	$6,500	$6,500,000

Total Investments — 109.0%
(Cost – $769,004,403)				772,325,827
Liabilities in Excess of Other Assets – (9.0)%				(63,545,761)

NET ASSETS – 100.0%				$708,780,066

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).
*	—	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
†	—	Variable Rate Security - Interest Rate is in effect as of January 31, 2007.
(a)	—	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c)	—	Zero Coupon Note - Interest rate represents current yield to maturity.
CDO	—	Collateralized Debt Obligation

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Assets and Liabilities – (Unaudited)
January 31, 2007

Assets:
Investments in securities, at market (cost $769,004,403) (Note 2)	$772,325,827
Cash	319,090
Interest receivable	3,238,883
Principal paydowns receivable	1,404
Unrealized appreciation on swap contracts (Note 7)	1,226,700
Prepaid expenses	88,604

Total assets	777,200,508

Liabilities:
Reverse repurchase agreements (Note 5)	56,518,000
Interest payable for reverse repurchase agreements (Note 5)	213,937
Payable for investments purchased	9,509,233
Payable for closed swap contracts	1,966,750
Investment advisory fee payable (Note 3)	197,527
Directors’ fees payable	13,877
Administration fee payable (Note 3)	1,112
Distribution payable	6

Total liabilities	68,420,442

Net Assets (equivalent to $10.21 per share based on 69,430,286 shares issued and outstanding)	$708,780,066

Composition of Net Assets:
Capital stock, at par value ($0.01) (Note 6)	$694,303
Additional paid-in capital	701,792,553
Undistributed net investment income	4,582,732
Accumulated net realized loss on investments and swap contracts	(2,837,646)
Net unrealized appreciation on investments and swap contracts	4,548,124

Net assets applicable to capital stock outstanding	$708,780,066

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Operations – (Unaudited)
For the Six Months Ended January 31, 2007

Investment Income (Note 2):
Interest	$35,286,421

Expenses:
Investment advisory fee (Note 3)	1,429,107
Administration fee (Note 3)	3,612
Custodian	66,457
Insurance	46,500
Legal	35,831
Directors’ fees	32,268
Transfer agency	26,430
Accounting and tax services	23,694
Reports to shareholders	16,220
Miscellaneous	721

Total operating expenses	1,680,840
Interest expense on reverse repurchase agreements (Note 5)	3,684,160

Total expenses	5,365,000
Less expenses waived by the investment advisor (Note 3)	(251,732)

Net expenses	5,113,268

Net investment income	30,173,153

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized loss on:
Investment transactions	(2,473,380)
Swap contracts	(153,971)

Net realized loss on investments and swap contracts	(2,627,351)

Net change in unrealized appreciation/depreciation on:
Investments	(4,528,024)
Swap contracts	1,226,700

Net change in unrealized appreciation/depreciation on investments and swap contracts	(3,301,324)

Net realized and unrealized loss on investments and swap contracts	(5,928,675)

Net increase in net assets resulting from operations	$24,244,478

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statements of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	January 31, 2007	Ended
	(Unaudited)	July 31, 2006

Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$30,173,153	$49,143,314
Net realized gain (loss) on investments and swap contracts	(2,627,351)	2,649,988
Net change in unrealized appreciation (depreciation) on investments and swap contracts	(3,301,324)	6,626,173

Net increase in net assets resulting from operations	24,244,478	58,419,475

Dividends to Shareholders (Note 2):
Net investment income	(25,590,421)	(49,666,650)
Net realized gains	(1,013,849)	(1,323,098)

Total Dividends	(26,604,270)	(50,989,748)

Capital Stock Transactions (Note 6):
Net proceeds from sale of shares (2,422,481 and 7,590,597 shares, respectively)	25,000,000	77,500,000
Issued to shareholders in reinvestment of distributions ( 2,621,708 and 4,894,884 shares, respectively)	26,604,264	49,384,073
Cost of shares redeemed (2,010,873 and 1,146,814 shares)	(20,752,205)	(11,594,296)

Net increase from capital stock transactions	30,852,059	115,289,777

Total increase in net assets	28,492,267	122,719,504
Net Assets:
Beginning of period	680,287,799	557,568,295

End of period	$708,780,066	$680,287,799

Undistributed net investment income	$4,582,732	$—

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Statement of Cash Flows – (Unaudited)
For the Six Months Ended January 31, 2007

Increase (Decrease) in Cash:
Cash flows used in operating activities:
Net increase in net assets resulting from operations	$24,244,478
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(190,995,192)
Proceeds from disposition of long-term portfolio investments and principal paydowns	240,197,557
Purchases of short-term portfolio investments, net	6,370,811
Increase in interest receivable	(845,281)
Increase in receivable for paydowns	(1,404)
Increase in prepaid expenses and other assets	(47,762)
Decrease in interest payable for reverse repurchase agreements	(252,083)
Increase in payable for investments purchased	7,206,954
Increase in investment advisory fee payable	10,609
Decrease in administration fee payable	(4,388)
Increase in payable for closed swap contracts	1,966,750
Decrease in accrued expenses and other liabilities	(65,676)
Net accretion and paydown gain/loss on investments	(4,575,465)
Unrealized depreciation on investments	4,528,024
Unrealized appreciation on swaps	(1,226,700)
Net realized loss on investment transactions	2,473,380

Net cash provided by operating activities	88,984,612

Cash flows used in financing activities:
Proceeds from shares sold	25,000,000
Payment for shares redeemed	(20,752,205)
Net cash used for reverse repurchase agreements	(93,571,000)
Dividends paid to shareholders, net of reinvestments	(6)

Net cash used in financing activities	(89,323,211)

Net decrease in cash	(338,599)
Cash at beginning of period	657,689

Cash at end of period	$319,090

Supplemental Disclosure of Cash Flow Information:

Noncash financing activities not included herein consist of reinvestment of dividends of $26,604,264.

Interest payments for the six months ended January 31, 2007, totaled $3,936,243.

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Financial Highlights

	For the
	Six Months
	Ended		For the Year	For the Year	For the Period
	January 31, 2007		Ended	Ended	Ended
	(Unaudited)		July 31, 2006	July 31, 2005	July 31, 2004*

Per Share Operating Performance:
Net asset value, beginning of period	$10.25		$10.13	$9.98	$10.00

Net investment income	0.45		0.77	0.70	0.33**
Net realized and unrealized gain (loss) on investments and swap contracts	(0.09)		0.15	0.24	(0.12)

Net increase in net asset value resulting from operations	0.36		0.92	0.94	0.21

Dividends from net investment income	(0.38)		(0.78)	(0.70)	(0.23)
Dividends from net realized gains	(0.02)		(0.02)	(0.09)	0.00	+

Total Dividends	(0.40)		(0.80)	(0.79)	(0.23)

Net asset value, end of period	$10.21		$10.25	$10.13	$9.98

Total Investment Return	3.52%	(1)	9.43%	9.63%	2.10%	(1)

Ratios to Average Net Assets/ Supplementary Data:
Net assets, end of period (000’s)	$708,780		$680,288	$557,568	$425,309
Operating expenses	0.48%	(2)	0.47%	0.49%	0.56%	(2)
Interest expense	1.06%	(2)	1.42%	0.91%	0.20%	(2)
Total expenses	1.54%	(2)	1.89%	1.40%	0.76%	(2)
Total expenses including fee waiver and excluding interest expense	0.41%	(2)	0.41%	0.41%	0.41%	(2)
Net investment income	8.66%	(2)	7.62%	7.23%	5.65%	(2)
Portfolio turnover rate	21%	(1)	40%	59%	14%	(1)

+	Rounds to less than $0.01.

(1) Not Annualized

(2) Annualized

*	Commenced operations on December 17, 2003

**	Calculated based on the average shares outstanding during the period.

See notes to financial statements.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2007

1.	The Fund

Hyperion Collateralized Securities Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on November 4, 2003, and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 17, 2003. Prior to December 17, 2003, the Fund had no operations other than the sale and issuance of 10,000 of its common shares for $100,000 to Hyperion Brookfield Asset Management, Inc. (the “Adviser”).

The Fund’s investment objective is to provide high income by predominantly investing in asset backed securities and mortgage backed securities. No assurance can be given that the Fund’s investment objective will be met.

2.	Significant Accounting Policies

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments:  Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions and Investment Income:  Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

Taxes:  The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders:  Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements:  The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Adviser is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2007

Swap agreements:   The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations. See Note 7 for a summary of all open swap agreements as of January 31, 2007.

3.	Management Agreement and Affiliated Transactions

Pursuant to a transaction whereby Brascan Financial (U.S.) Corporation purchased all stock ownership of the holding company indirectly owning the Adviser as described in the Proxy Statements to Stockholders dated April 6, 2005 (the “Transaction”) the Fund entered into a Management Agreement (the “New Management Agreement”) with the Adviser on April 28, 2005. The Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The New Management Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in connection with its duties under the New Management Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. The New Management Agreement provides that the Fund shall pay to the Adviser a monthly fee for its services which are equal to 0.41% for the Fund’s first five fiscal years and 0.40% for all subsequent years of the average weekly net asset value of the Fund.

The Adviser has agreed to waive 0.01% of its management fee, based on the Fund’s average weekly net assets per annum, in the first five fiscal years after the Fund has paid $50,000 over and above the 0.40% portion of the management fee. The Adviser will pay the ongoing expenses of the Fund to the extent that such expenses exceed the management fee. During the six months ended January 31, 2007, the Adviser earned $1,429,107 in investment advisory fees, of which the Adviser has waived $251,732 of its fee.

Under the New Management Agreement, the Adviser will also serve as the administrator of the Fund. The Adviser entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee which is included as part of the monthly fee discussed above. The Adviser is responsible for any fees due the Sub-Administrator, except for NQ filing fees.

Certain officers and/or directors of the Fund are officers and/or directors of the Adviser or Administrator.

4.	Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended January 31, 2007, were $170,615,493 and $220,202,257 respectively.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2007

5.	Borrowings

Under reverse repurchase agreements, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At January 31, 2007, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$5,833,000	Greenwich Capital, 5.42%, dated 01/17/07, maturity date 03/20/07	$5,887,448
7,198,000	Greenwich Capital, 5.44%, dated 01/17/07, maturity date 03/20/07	7,265,437
9,403,000	Greenwich Capital, 5.44%, dated 01/17/07, maturity date 03/20/07	9,491,096
9,491,000	Greenwich Capital, 5.44%, dated 01/17/07, maturity date 03/20/07	9,579,920
5,438,000	Greenwich Capital, 5.44%, dated 01/17/07, maturity date 03/20/07	5,488,948
10,963,000	Lehman Brothers, Inc., 5.40%, dated 12/18/06, maturity date 02/15/07	11,060,023
8,192,000	Lehman Brothers, Inc., 5.40%, dated 12/18/06, maturity date 02/15/07	8,264,499

$56,518,000

	Maturity Amount, Including Interest Payable	$57,037,371

	Market Value of Assets Sold Under Agreements	$58,184,699

	Weighted Average Interest Rate	5.42%

The average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2007, was approximately $135,393,883 at a weighted average interest rate of 5.44%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $168,477,132 as of September 28, 2006 which was 19.70% of total assets.

6.	Capital Stock

There are 200 million shares of $0.01 par value common stock authorized. Of the 69,430,286 shares outstanding at January 31, 2007, the Adviser owned 10,462 shares. On March 29, 2006, the Fund purchased 1,146,813 shares of its common stock to provide liquidity to the Fund’s shareholders. The value of the purchased shares amounted to $11,594,296. On September 1, 2006, the Fund purchased 2,010,873 shares of its common stock to provide liquidity to the Fund’s shareholders since the Fund’s shares are not sold on a secondary market. The value of the purchased shares amounted to $20,752,205.

In July 2006, the Fund became aware that it had issued and had outstanding approximately 66,208,523 shares, which was in excess of the 50 million shares that were authorized for issuance by the Fund’s Articles of Incorporation (the “Overissued Shares”). By unanimous consent dated July 31, 2006, the Directors of the Fund approved an amendment to the Fund’s Articles of Incorporation to increase the number of authorized shares from 50 million to 200 million, and recommended that the shareholders approve the amendment. The Directors also determined to conduct a rescission offer to provide stockholders the opportunity to exchange Overissued Shares for validly authorized and issued shares or to rescind their purchase of Overissued Shares.

At a special shareholders meeting held on August 30, 2006, the Fund’s shareholders approved, among other items, the amendment to the Fund’s Articles of Incorporation to increase the number of authorized shares from 50 million to 200 million. No shareholder tendered any shares under the rescission offer prior to its expiration at 4 p.m. on August 30, 2006.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2007

7.	Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

At January 31, 2007, the following swap agreements were outstanding:

	Expiration		Net Unrealized
Notional Amount	Date	Description	Appreciation

$10,000,000	08/25/47	Agreement with Barclays Bank, dated 01/19/07 to pay semi-annually the notional amount multiplied by 2.24% and to receive monthly the notional amount multiplied by 1 month ABX-HE-BBB-07-1.	$501,600
10,000,000	08/25/47	Agreement with Royal Bank of Scotland, dated 01/19/07 to pay semi-annually the notional amount multiplied by 3.89% and to receive monthly the notional amount multiplied by 1 month ABX-HE-BBB-07-1.	725,100

			$1,226,700

8.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. As of January 31, 2007 the Fund has not completed its evaluation of the impact on its financial statements, if any, that will result from adopting Fin 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statements on Financial Accounting Standards (SFAS) No. 157, “Fair Value measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Fund has not completed it evaluation of the impact of the adoption of SFAS No. 157 and the impact on the amounts reported in the financial statements.

PROXY RESULTS (Unaudited)

During the six months ended January 31, 2007, Hyperion Collateralized Securities Fund, Inc. shareholders voted on the following proposals at a shareholders’ meeting on August 30, 2006. The description of each proposal and number of shares voted are as follows:

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

1. To elect to the Fund’s Board of Directors Clifford E. Lai	45,111,439	0	0

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

2. To elect to the Fund’s Board of Directors Robert F. Birch	45,111,439	0	0

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

3. To elect to the Fund’s Board of Directors Rodman L. Drake	45,111,439	0	0

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

4. To elect to the Fund’s Board of Directors Harald R. Hansen	45,111,439	0	0

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

5. To amend the Fund’s Articles of Incorporation Increase the number of authorized shares of Common Stock from 50,000,000 to 200,000,000	45,111,423	0	15.776

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

6. To amend the Fund’s Articles of Incorporation Eliminate the classification of the Board of Directors and the Annual Meeting requirement	45,111,423	0	15.776

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

7. To amend the Fund’s Articles of Incorporation Allow for stockholder voting by written consent	45,111,423	0	15.776

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of the Hyperion Collateralized Securities Fund, Inc. (the “Fund”).

			Number of
	Position(s) Held with		Portfolios in
	Fund and Term of		Fund
Name, Address	Office and Length of	Principal Occupation (s) During Past 5 Years and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 71	Director, Member of the Audit Committee Elected since June 2004	Director of several investment companies advised by the Advisor or by its affiliates (1998-Present); President and Director of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-Present).	4

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 64	Director, Member of the Audit Committee Elected since May 2005	Chairman (since 2003) and Director of several investment companies advised by the Advisor or by its affiliates (1989-Present); Director and/or Lead Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Celgene Corporation (“CELG”) (April 2006-Present); Director of Student Loan Corporation (“STU”) (2005-Present);General Partner of Resource Capital Fund I, II & III CIP L.P. (1998-Present); Co-founder, Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Service Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-Present); Chairman of Excelsior Funds (33) (1994-Present); Chairman of Laudus Funds (2006-Present).	4

Harald R. Hansen c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 75	Director, Member of the Audit Committee Elected since November 2003	Director of other investment company advised by the Advisor or by its affiliates (1999-Present); Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director and Chairman of Executive Committee of Georgia Commerce Bank (2002-Present); Director of Midtown Alliance (1988-Present); Chairman of the Board of U.S. Disabled Athletes Fund (1991-2005); Trustee and Vice Chairman of the Board of Oglethorpe University (1993-Present); Trustee of Asheville School (1996-Present); Trustee of the Tull Foundation (1996-Present); Member of Advisory Board of Directors of Wachovia Bank, NA. (1996-Present).	2

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 53	Director and Chairman of the Board Elected since November 2003	Managing Partner (2006-Present) of Brookfield Asset Management, Inc.; Managing Partner (2005-Present), Chairman (2006-Present), President (1998-2006) and Chief Investment Officer (1993-2002) of the Advisor; President and Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); President of several investment companies advised by the Advisor (1995-Present); Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	4

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

	Position (s) Held with		Number of
	Fund and Term of		Portfolios in Fund
	Office and Length of	Principal Occupation(s) During Past 5 Years and	Complex Overseen
Name, Address and Age	Time Served	Other Directorships Held by Director	by Director

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 59	Director Elected Since November 2006	Director of several investment companies advised by the Advisor or by its affiliates (2006-Present); Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005-Present); Managing Partner of Federal City Capital Advisors, LLC (1997-Present).	4

Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 59	Director Elected Since November 2006	Director of several investment companies advised by the Advisor or by its affiliates (2005-Present); Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services, Inc. (“JTX”) (2004-Present); Director of Professional Services Insurance Company Limited (2002-Present); Employee of Arthur Andersen LLP (2002-Present); Partner of Arthur Andersen LLP (1977- 2002).	4

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 53	President	Elected since November 2003	Please see “Information Concerning Directors and Officers”.

John H. Dolan* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 53	Vice-President	Elected since November 2003	Managing Partner (2005-Present), Chief Investment Strategist (1998-Present) and Chief Investment Officer (2002-Present) of the Advisor; Chief Investment Officer of Crystal River Capital, Inc. (2005-Present); Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).
Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 47	Treasurer	Elected since November 2003	Managing Director, Chief Operating Officer and Chief Financial Officer (January 2007-Present) of Brookfield Operations and Management Services, LLC; Managing Director, Chief Operating Officer (1998-2006) and Chief Financial Officer (2000-2006) of the Advisor; Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC) (1996-2006).

Jonathan C. Tyras* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 38	Secretary	Elected November 2006**	Director, General Counsel and Secretary (October 2006-Present) of the Advisor; Vice President, General Counsel and Assistant Secretary of Crystal River Capital, Inc. (November 2006-Present); Secretary of several investment companies advised by the Advisor (November 2006-Present); Attorney at Paul, Hastings, Janofsky & Walker LLP (1998-October 2006).

Josielyne J. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 34	Chief Compliance Officer (“CCO”)	Elected August 2006**	Vice President, CCO (August 2006-Present), Compliance Officer (July 2005-August 2006) and Assistant General Counsel (July 2006-Present) of the Advisor; CCO of several investment companies advised by the Advisor (August 2006-Present); Compliance Manager of Marsh & McLennan Companies (2004-2005); Staff Attorney at the United States Securities and Exchange Commission (2001-2004).

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

**	Daniel S. Kim served as the Secretary and CCO of the Fund and the Advisor until August 2006.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
Additional Information

Quarterly Portfolio Schedule:  The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperionbrookfield.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

Clifford E. Lai
President, Director and Chairman of the Board

Robert F. Birch*
Director

Rodman L. Drake*
Director

Harald R. Hansen*
Director

Stuart A. McFarland
Director

Louis P. Salvatore
Director

John H. Dolan
Vice President

Thomas F. Doodian
Treasurer

Jonathan C. Tyras
Secretary

Josielyne K. Pacifico
Chief Compliance Officer

* Audit Committee Members

This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

The financial information included herein is taken from records of the Fund without audit by the Fund’s independent auditors, who do not express an opinion thereon.

Hyperion Brookfield Asset Management Inc.
Three World Financial Center
200 Vesey Street, 10th Floor
New York, NY 10281-1010

Item 2. Code of Ethics.

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 11. Controls and Procedures.

(a)     The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSRS.

(b)     As of the date of filing this Form N-CSRS, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)   (1)  None.

       (2)  A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSRS.

       (3)  None.

(b)   A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSRS.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     HYPERION COLLATERALIZED SECURITIES FUND, INC.

By:	/s/ Clifford E. Lai Clifford E. Lai Principal Executive Officer

Date: April 2, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai Clifford E. Lai Principal Executive Officer

Date: April 2, 2007

By:	/s/ Thomas F. Doodian Thomas F. Doodian Treasurer and Principal Financial Officer

Date: April 2, 2007